UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

Limited Term Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img58aecad11.jpg]

Limited Term Tax-Exempt Bond Fund of America®

Investment portfolio

October 31, 2018

unaudited

Bonds, notes & other debt instruments 93.93% Alabama 1.28%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$4,000	$4,161
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	3,305	3,508
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	12,620	13,108
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 2048 (put 2023)	3,000	3,126
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	5,385	5,892
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	2,500	2,753
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-B, 5.00% 2026	2,500	2,917
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	2,250	2,362
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,000	3,386
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,000	1,138
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	2,000	2,275
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2021	2,065	2,161
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2023	1,125	1,210
City of Pell, Special Care Facs. Fncg. Auth., Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2020	1,140	1,201
		49,198
Alaska 0.08%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	2,945	3,000
Arizona 0.81%
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,620
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,070
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2024	1,000	1,125
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.45% 2048 (put 2020)1	4,000	4,040
Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	3,845
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	2,000	2,247
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2026	600	694
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2027	1,000	1,148
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2019	2,000	2,040
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,000	2,298
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,500	1,614
Board of Regents of the University of Arizona, Rev. Ref. Certs. of Part., Series 2012-C, 5.00% 2020	3,180	3,316
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A-2, AMT, 1.85% 2028 (put 2019)2	6,000	5,989
		31,046

Limited Term Tax-Exempt Bond Fund of America — Page 1 of 38

unaudited

Bonds, notes & other debt instruments Arkansas 0.03%	Principal amount (000)	Value (000)
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.15% 2044 (put 2022)1	$1,000	$1,020
California 7.48%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,750	1,896
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,300	1,454
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2045 (put 2023)1	20,500	20,951
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2047 (put 2023)1	3,500	3,577
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2047 (put 2019)1	1,000	1,002
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.70% 2045 (put 2024)1	2,500	2,580
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.20% 2034 (put 2020)1	2,500	2,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.30% 2034 (put 2021)1	10,480	10,590
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.23% 2045 (put 2021)1	3,000	3,014
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	8,000	6,305
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	1,570	1,590
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,013
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2024	500	562
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	500	566
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,119
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	975	1,041
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.00% 2019 (escrowed to maturity)	3,000	3,067
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,711
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,117
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	571
Various Purpose G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.98% 2027 (put 2027)1	6,000	6,016
Various Purpose G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 2.342% 2031 (put 2021)1	3,250	3,278
Various Purpose G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,500	2,706
Various Purpose G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2023	6,500	7,190
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,000	2,287
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	3,850	3,093
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	5,000	4,167
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	6,100	6,386
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	1,070	1,222
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	3,000	3,322
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2026	1,000	1,083

Limited Term Tax-Exempt Bond Fund of America — Page 2 of 38

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	$5,500	$6,088
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,200	1,265
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-A, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2037 (put 2020)1	3,000	3,022
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.80% 2037 (put 2022)1	5,500	5,629
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.976% 2047 (put 2021)1	5,000	4,999
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 2.106% 2047 (put 2019)1	2,500	2,501
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	5,100	4,810
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2010-E, 1.75% 2026 (put 2022)	4,000	3,773
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,875	2,095
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	805
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,092
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,590	3,991
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	1,846
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,090	1,203
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	3,576
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2025	1,250	1,415
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2025	1,015	1,158
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2026	1,375	1,583
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2027	1,250	1,428
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,500	1,696
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	994
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021 (escrowed to maturity)	3,000	3,306
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2020	3,500	3,572
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2020	2,000	2,081
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2022	3,250	3,560
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	448
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	698
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,250	4,182
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,048
Napa Valley Community College Dist., G.O. Rev. Bonds, Series 2005-B, National insured, 0% 2027	2,175	1,650
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 2.325% 20271	11,870	11,588
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,041
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	2,500	2,631
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,150
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,340
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	2,983

Limited Term Tax-Exempt Bond Fund of America — Page 3 of 38

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Palo Alto Unified School Dist., G.O. Bonds, Series 2008, 0% 2027	$1,960	$1,518
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2007-A, National insured, 0% 2026	3,485	2,682
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2019	2,000	2,068
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,059
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Series 2012, AMT, 5.00% 2020	1,645	1,698
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2021	1,700	1,795
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	932
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	449
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,153
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,148
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	2,250	2,512
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,035	1,148
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,081
City of Sacramento, North Natomas Community Drainage Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,671
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2027	1,470	1,693
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,115	1,141
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,099
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,195
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	3,892
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2022	1,930	2,083
County of San Mateo, Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-A, National insured, 0% 2027	1,500	1,159
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Current Interest and Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2023	4,455	3,908
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2022	2,795	3,080
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2019	2,500	2,554
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,300	1,311
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,025
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	1,250	1,230
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	1,300	1,402
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	2,880
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	8,400	8,502
Sweetwater Union High School Dist., Capital Appreciation Bonds, Series 2004-C, Assured Guaranty Municipal insured, 0% 2023	3,965	3,507
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2023	300	336

Limited Term Tax-Exempt Bond Fund of America — Page 4 of 38

unaudited

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2024	$535	$607
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	300	342
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2028	1,000	1,124
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2029	500	560
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	3,155	3,163
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,015	1,007
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AM, 5.00% 2019	2,000	2,070
		288,018
Colorado 2.69%
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 3.50% 2021	1,000	1,008
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 3.625% 2021	2,392	2,423
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2025	3,505	3,674
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2026	4,050	4,229
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,073
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,417
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	10,000	11,341
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,163
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,503
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,769
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,090
City and County of Denver, Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 2.469% 2031 (put 2019)1	4,820	4,827
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,090
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,379
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.578% 2039 (put 2021)1	1,100	1,109
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 4.00% 2020	300	307
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2021	1,200	1,271
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022	1,500	1,614
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,500	1,651
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2025	3,000	3,333
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	3,455	3,749
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2025	1,000	1,111
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2026	615	685
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2029	1,750	1,931
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	3,000	3,335

Limited Term Tax-Exempt Bond Fund of America — Page 5 of 38

unaudited

Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	$5,500	$6,262
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (Put 2023)2	1,850	1,842
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	994
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2021	1,765	1,877
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	3,505	3,644
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	6,400	6,751
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20203	1,000	1,045
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,546
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,208
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,324
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	90	90
		103,665
Connecticut 1.92%
Various Purpose G.O. Bonds, Series 2015-C, (SIFMA Municipal Swap Index + 0.90%) 2.50% 20211	7,500	7,545
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,822
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,624
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.30% 2048 (put 2020)	7,000	6,922
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 5.00% 2025	1,000	1,084
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	815	838
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,935	3,028
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	2,200	2,235
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	5,850	5,964
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	3,185	3,238
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,675	1,738
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	5,070	5,263
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	2,675	2,778
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,800	2,905
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	7,955	8,303
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	330	329
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	5,695	5,793
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,750	1,782
Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2008-A, 5.00% 2027 (preref. 2018)	2,000	2,000
Special Tax Obligation Rev. Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	8,611
		73,802
Delaware 0.00%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	40	40
District of Columbia 0.68%
G.O. Bonds, Series 2018-A, 5.00% 2026	1,000	1,162
G.O. Bonds, Series 2018-B, 5.00% 2026	3,500	4,067
G.O. Rev. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,099
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 2027	1,500	1,690
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,144
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,111
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2026	5,000	5,677

Limited Term Tax-Exempt Bond Fund of America — Page 6 of 38

unaudited

Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	$4,900	$5,682
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	1,250	1,444
		26,076
Florida 4.58%
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	1,100	1,206
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2009, 7.00% 2039 (preref. 2019)	1,000	1,021
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,132
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2027	1,500	1,707
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,000	5,403
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.00% 2021	1,105	1,074
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.125% 2022	1,200	1,154
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,083
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,606
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	4,689
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	1,000	1,067
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,112
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	3,600	3,660
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2023	400	436
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2024	500	550
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2025	330	366
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2026	350	386
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2027	240	263
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2028	445	486
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	7,340	8,613
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.125% 2020	1,270	1,332
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	1,000	1,121
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	1,000	1,128
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	500	566
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,700	3,954
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	220	221
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	420	426
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	1,055	1,086
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	910	939
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,665	12,147
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,131
JEA, Water and Sewer System Rev. Bonds, Series 2012-A, 5.00% 2032 (preref. 2021)	3,085	3,290
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,145
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	360	362

Limited Term Tax-Exempt Bond Fund of America — Page 7 of 38

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	$2,500	$2,531
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2019	1,650	1,691
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,067
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,358
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	2,000	2,092
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,380
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014, AMT, 5.00% 2023	945	1,038
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2027	1,325	1,459
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,500	1,606
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	1,913
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,551
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,068
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2019	1,250	1,275
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2020	550	575
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020 (preref. 2019)	2,430	2,502
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	2,300	2,605
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (The Nemours Foundation Project), Series 2009-A, 5.00% 2039	1,000	1,005
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	2,450	2,650
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2006-B, 5.25% 2029 (preref. 2018)	1,000	1,001
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	6,000	6,311
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,250	1,275
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,571
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,047
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,250	1,368
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,672
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2022	1,690	1,775
County of Palm Beach, Solid Waste Auth., Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,134
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,674
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2026	2,000	2,291
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2020	2,000	2,091
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	1,250	1,339
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2025	1,545	1,758
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2026	1,000	1,148
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2027	1,250	1,443
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20203	1,000	1,036
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20213	2,000	2,116
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20223	2,000	2,152

Limited Term Tax-Exempt Bond Fund of America — Page 8 of 38

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20233	$1,000	$1,089
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2021	500	532
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	547
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	360
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,006
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	1,240	1,248
		176,212
Georgia 1.89%
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2019	1,200	1,235
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2020	1,100	1,154
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2021	1,250	1,338
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2022	1,000	1,086
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Poject), Series 2016-B, 5.00% 2023	1,270	1,388
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Poject), Series 2016-B, 5.00% 2024	2,460	2,721
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Poject), Series 2016-B, 5.00% 2025	2,620	2,930
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Poject), Series 2016-D, 5.00% 2023	2,310	2,524
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Poject), Series 2016-D, 5.00% 2025	2,895	3,238
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2020	2,000	2,112
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	3,550	3,525
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	650	662
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	1,195	1,218
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,169
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	15,656
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	4,160	4,170
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,076
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022	1,050	1,134
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2024	2,500	2,773
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	3,561
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	3,000	3,135
		72,805
Guam 0.21%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	5,320	5,463
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	500	545
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.00% 2019	1,175	1,192
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2026	965	1,057
		8,257
Hawaii 0.48%
G.O. Bonds, Series 2011-DZ, 5.00% 2020	1,085	1,149
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	760	804
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	40	42
G.O. Rev. Ref. Bonds, Series 2011-EA, 5.00% 2019	1,000	1,032
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.31%) 1.91% 2024 (put 2020)1	2,500	2,498
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 1.92% 2025 (put 2020)1	4,500	4,497

Limited Term Tax-Exempt Bond Fund of America — Page 9 of 38

unaudited

Bonds, notes & other debt instruments Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 1.92% 2026 (put 2020)1	$5,000	$4,996
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2021	1,250	1,351
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,143
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,096
		18,608
Idaho 0.17%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,059
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2025	1,500	1,706
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,733
		6,498
Illinois 12.75%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,037
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,571
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Second Series 2002, FGIC-National insured, 5.75% 2019	2,390	2,438
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	2,250	2,285
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,244
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	4,696
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,260
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,960
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Assured Guaranty Municipal insured, Series 2018-A, 5.00% 2023	900	975
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,081
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2024	7,000	7,654
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	500	551
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,480	2,634
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,900	2,030
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	2,270	2,432
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,798
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,134
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,265
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,534
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,707
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,574
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	10,501
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,421
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,009
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 4.00% 2020	8,000	8,146
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,206
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), Assured Guaranty insured, Series 2011, 5.00% 2022	1,400	1,482
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,129
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2021	850	892

Limited Term Tax-Exempt Bond Fund of America — Page 10 of 38

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	$760	$813
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2022	1,100	1,177
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,556
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	1,500	1,646
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	1,000	1,105
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,113
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,103
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,380
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	5,225	5,853
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	1,949
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	830
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,010	1,107
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,103
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	1,935	2,204
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	6,800	7,915
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	4,000	4,148
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,114
County of Cook, G.O. Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,570
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2019	1,000	1,028
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,097
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	3,400	3,846
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,531
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	2,925	2,888
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	505	505
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,012
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	401
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,414
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018 (escrowed to maturity)	2,230	2,230
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019 (escrowed to maturity)	2,185	2,249
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	5,115	5,523
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,150
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,026
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,321
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2028	1,920	2,207
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,281
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2020	290	299
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2022	200	212
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2026	540	580
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2028	1,060	1,126
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2025	5,530	6,160
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	5,548
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,220
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,120
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	8,045	8,824
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,099
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.929% 2036 (put 2021)1	2,275	2,284
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 4.00% 2024	4,000	4,281
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2022	1,500	1,624

Limited Term Tax-Exempt Bond Fund of America — Page 11 of 38

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2023	$1,545	$1,704
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2024	1,425	1,595
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2025	850	964
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	1,065	1,219
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	8,640	9,954
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,797
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,131
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	6,000	6,084
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,128
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	831
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,307
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,657
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	990	1,034
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	10	10
G.O. Bonds, Series 2013, 5.00% 2022	1,250	1,297
G.O. Bonds, Series 2014, 5.00% 2024	5,000	5,207
G.O. Bonds, Series 2016, 5.00% 2025	5,000	5,207
G.O. Bonds, Series 2017-B, 5.00% 2019	10,000	10,220
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,000	9,320
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,000	5,207
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	5,000	5,084
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	7,500	7,800
City of Granite, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 2.25% 2027 (put 2019)	20,000	19,981
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	3,210	3,256
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	6,135	6,234
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	8,570	8,923
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2050 (put 2025)1	11,625	11,527
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	2,370	2,458
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	2,260	2,356
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	2,903
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	5,000	5,465
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	3,905	4,074
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2026	2,230	2,323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,000	1,036
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	665	713
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,073
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,268
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	2,854
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,366
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	6,604
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	6,802
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,070
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	13,962

Limited Term Tax-Exempt Bond Fund of America — Page 12 of 38

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	$4,500	$4,933
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2024	5,000	5,548
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2025	5,000	5,603
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	10,000	11,360
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	10,000	11,360
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,900	3,160
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2027	3,000	3,367
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	2,500	3,041
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	3,080	3,765
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,250	1,349
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	4,375	4,893
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,088
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.00% 2019	770	779
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	2,700	3,024
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2020	624	626
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.375% 2022	554	536
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 2023	1,106	1,069
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	991	991
		490,915
Indiana 1.86%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,000
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,519
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	5,000	5,187
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	4,440	4,891
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	1,500	1,680
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2024	1,000	1,137
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2025	2,000	2,302
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	1,940	2,069
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	1,940	2,113
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021 (escrowed to maturity)	60	64
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022 (escrowed to maturity)	60	65
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2025	1,200	1,374
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2026	1,365	1,577
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2027	700	813
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2026	500	560
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2027	500	556
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2028	500	553
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,027
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2025	3,630	3,659
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	6,200	6,240

Limited Term Tax-Exempt Bond Fund of America — Page 13 of 38

unaudited

Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2005-A-1, 2.80% 2027 (put 2019)	$1,705	$1,711
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	2,110	2,140
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	1,640	1,684
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds (Indianapolis Airport Auth. Project), Series 2014-D, AMT, 5.00% 2022	2,000	2,144
County of Jasper, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	2,000	2,029
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2025	1,000	1,135
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2026	2,400	2,756
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	1,500	1,471
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2008-D, 2.05% 2025 (put 2021)	1,200	1,193
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 2025	2,000	1,978
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	4,500	4,478
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	2,000	2,160
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2017, AMT, 5.00% 2047 (put 2024)	7,500	8,414
		71,679
Iowa 0.06%
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	575	582
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	1,695	1,759
		2,341
Kansas 0.03%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,095	1,125
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020 (preref. 2019)	55	57
		1,182
Kentucky 0.75%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	3,000	3,361
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B, 2.70% 2039 (put 2021)	1,500	1,497
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 89), Assured Guaranty Municipal insured, Series 2008, 5.00% 2018	2,500	2,500
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), Series 2008, 5.00% 2018	2,500	2,500
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), Series 2008, 5.375% 2023 (preref. 2018)	2,415	2,415
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 93), Assured Guaranty Municipal insured, Series 2009, 5.25% 2028 (preref. 2019)	3,000	3,025
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	9,000	9,369
Turnpike Auth., Econ. Dev. Road Rev. Bonds (Revitalization Projects), Series 2012-A, 5.00% 2019	4,000	4,077
		28,744
Louisiana 1.22%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2025	1,600	1,774
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2029	1,000	1,104
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,400	6,127

Limited Term Tax-Exempt Bond Fund of America — Page 14 of 38

unaudited

Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2012, 5.00% 2024 (preref. 2022)	$1,000	$1,094
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015, 5.00% 2022	1,250	1,364
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	6,305
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,084
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,316
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2018	560	561
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,121
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2028	900	1,007
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2021	445	473
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	5,430	5,648
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,061
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	7,800
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,160	2,359
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2028	3,285	3,291
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	2,500	2,540
		47,029
Maine 0.14%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	1,820	1,852
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	1,040	1,060
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	460	471
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	790	804
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,265	1,284
		5,471
Maryland 0.92%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	5,000	5,041
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	530	535
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	115	119
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	2,365	2,355
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,080
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	5,000	5,572
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2009-A, 6.75% 2039 (preref. 2019)	1,000	1,031
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	3,280	3,404
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	8,429
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	7,565	7,995
		35,561

Limited Term Tax-Exempt Bond Fund of America — Page 15 of 38

unaudited

Bonds, notes & other debt instruments Massachusetts 2.79%	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	$1,205	$1,265
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,610
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,587
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group), Series 2016-I, 5.00% 2025	2,500	2,790
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group), Series 2016-I, 5.00% 2026	1,000	1,122
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,353
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-O-3, (SIFMA Municipal Swap Index + 0.48%) 2.08% 2050 (put 2020)1	3,000	3,003
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,644
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,786
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,225
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,433
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,301
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,286
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,665
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	1,020	1,111
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,532
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	4,300	4,123
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	5,000	4,886
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,078
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	2,500	2,732
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2012-J, AMT, 5.00% 2020	3,635	3,782
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2022	3,000	3,208
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2023	3,000	3,256
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2025	3,000	3,332
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,420
G.O. Bonds, Consolidated Loan, Series 2014-D-2, 1.70% 2043 (put 2022)	4,000	3,890
Housing Fin. Agcy., Construction Loan Notes, Series 2017-B, 2.05% 2021	3,000	2,972
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	595	610
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,430	1,474
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	3,335	3,392
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	10,000	10,402
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	530	544
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,195	2,257
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	4,565	4,728
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	326
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	5,000	5,681
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	2,510	2,870
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,665
		107,341
Michigan 4.14%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2023	3,000	3,336
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	800	919
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2004-A, Assured Guaranty Municipal Insured, 5.25% 2020	150	157
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	1,200	1,217
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,477
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	5,000	5,448
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,346

Limited Term Tax-Exempt Bond Fund of America — Page 16 of 38

unaudited

Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	$4,000	$4,498
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	6,970	7,269
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,750	1,936
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2020	1,750	1,828
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,650	1,752
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2022	515	561
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	500	551
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	850	942
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2024	4,500	5,062
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,276
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,265
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2021	500	539
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2024	1,000	1,132
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2025	1,000	1,146
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2026	1,000	1,157
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,060
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,850	1,823
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2015, 5.00% 2025	4,000	4,493
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	4,000	4,513
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,133
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 2.301% 2038 (put 2020)1	8,420	8,472
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	700	769
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,060	1,090
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	860	888
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	18,070	18,394
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,080	3,144
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,500	4,691
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,820	17,741
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,492
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	300	301
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,598
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,029
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	10,512
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	8,827
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, Assured Guaranty Municipal insured, 4.00% 2020	4,000	4,119
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,031

Limited Term Tax-Exempt Bond Fund of America — Page 17 of 38

unaudited

Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	$3,560	$3,662
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,685
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,118
		159,399
Minnesota 0.70%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 20474	9,641	8,859
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	210	213
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	640	642
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	195	201
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,765	1,818
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	3,995	4,101
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	3,480	3,545
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	710	721
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	1,175	1,211
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	5,475	5,690
		27,001
Mississippi 0.26%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,245	1,389
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,175
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2020	1,750	1,804
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	2,925	3,288
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 2046	2,440	2,523
		10,179
Missouri 0.63%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,718
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	3,850	3,931
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 20474	6,892	6,728
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 20474	7,161	7,033
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	1,785	1,886
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	2,710	2,812
		24,108
Montana 0.06%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	695	705
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,710	1,741
		2,446

Limited Term Tax-Exempt Bond Fund of America — Page 18 of 38

unaudited

Bonds, notes & other debt instruments Nebraska 1.16%	Principal amount (000)	Value (000)
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	$11,850	$12,174
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,155	1,302
County of Douglas, Hospital Auth. No. 3 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2008, 5.50% 2018 (escrowed to maturity)	1,670	1,670
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	675	678
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	90	91
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	95	96
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	20	20
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	1,085	1,118
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	2,825	2,880
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	5,950	6,055
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	3,120	3,181
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,705	2,750
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	5,330	5,426
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	2,160	2,253
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	3,835	4,003
Public Power Dist., General Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,022
		44,719
Nevada 2.23%
Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 2.25% 2026 (put 2018)3	10,000	10,001
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,000	1,127
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2024	2,500	2,776
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	2,075	2,353
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,548
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-C, AMT, 5.00% 2021	3,500	3,723
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	12,888
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	18,150	17,956
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2021	1,035	1,101
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2022	2,810	3,039
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2023	1,000	1,092
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,500	2,710
County of Clark, Sales and Excise Tax Rev. Improvement and Rev. Ref. Bonds (Streets and Highway Projects), Series 2010-B, 5.00% 2019	3,000	3,060
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,095	1,093
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2018	890	890
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.375% 2022	1,100	1,080
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2019	360	360
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2023	1,150	1,122
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2019	245	245
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2022	980	939
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 2024	565	530
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 2025	590	553

Limited Term Tax-Exempt Bond Fund of America — Page 19 of 38

unaudited

Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	$2,185	$2,454
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,340
Las Vegas Valley Water Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2011-C, 5.00% 2019	4,860	4,946
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.00% 2018	1,385	1,385
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.125% 2020	1,790	1,768
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,275	1,276
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,514
County of Washoe, Gas Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-A, AMT, 1.50% 2031 (put 2019)	1,000	994
		85,863
New Hampshire 0.16%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2019	600	613
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	1,250	1,372
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,381
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,385
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,381
		6,132
New Jersey 3.81%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,092
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,104
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,120
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2024	1,500	1,631
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2025	1,000	1,091
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2026	1,000	1,092
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,062
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2024	2,990	3,250
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,000	8,728
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,375	1,574
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,148
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2025	3,000	3,316
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,885	3,208
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2024	2,645	2,967
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,530
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,250	1,435
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 4.00% 2019	1,210	1,220
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,602
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2022	2,000	2,184
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,141

Limited Term Tax-Exempt Bond Fund of America — Page 20 of 38

unaudited

Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2026	$900	$1,036
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2027	1,150	1,333
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1-A, AMT, 5.00% 2021	4,000	4,254
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	1,000	1,026
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2018	770	772
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2026	1,905	2,095
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1-A, 5.25% 2019	1,000	1,032
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,564
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	2,815	2,814
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	9,835	10,459
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,015
County of Salem, Pollution Control Fncg. Auth., Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	7,850	7,842
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	1,500	1,573
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2022	5,200	5,632
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2023	1,500	1,619
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,500	2,689
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	3,000	3,357
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2027	3,000	3,362
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2028	3,000	3,361
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	3,450	3,829
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	5,700	5,609
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2019	1,000	1,024
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2020	4,000	4,186
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	2,000	2,119
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,000	3,299
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	8,685	8,726
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.50% 2021	4,070	4,390
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2015-AA, 5.00% 2023	1,000	1,083
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-5, (1-month USD-LIBOR x 0.70 + 0.46%) 2.039% 2028 (put 2021)1	10,000	10,024
		146,619
New Mexico 0.22%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	3,000	2,968
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-B-2, Class I, 5.65% 2039	20	20
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	55	56
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	3,900	3,964
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	1,555	1,597
		8,605
New York 8.08%
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,995	3,065
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	5
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2024	5,000	5,668

Limited Term Tax-Exempt Bond Fund of America — Page 21 of 38

unaudited

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2024	$2,500	$2,834
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2025	750	858
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020 (preref. 2019)	2,000	2,024
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2025	5,000	5,717
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,212
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-A, AMT, 2.375% 2027 (put 2020)	3,000	2,994
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	5,000	4,946
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.00% 2020	4,780	4,992
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2020	2,770	2,893
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,781
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	5,000	5,001
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020 (preref. 2019)	1,230	1,247
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020 (preref. 2019)	775	786
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.329% 2033 (put 2023)1	7,700	7,696
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	2,000	2,028
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 2.18% 2031 (put 2019)1	1,500	1,503
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	4,330	4,435
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,880	1,883
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,429
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,622
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.05% 2044 (put 2022)1	7,750	7,738
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,527
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.18% 2039 (put 2020)1	12,250	12,267
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	18,000	18,196
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,830
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.236% 2032 (put 2021)1	1,400	1,407
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,385
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	265	268
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	3,240	3,350
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	8,580	8,768
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	4,465	4,554
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	6,835	6,981
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	2,750	2,846
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	210	209
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,660	1,685
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2024	4,000	4,502
New York City G.O. Bonds, Fiscal 2012, Series I, 5.00% 2020	5,000	5,247
New York City G.O. Bonds, Fiscal 2014, Series G, 5.00% 2023	1,500	1,675
New York City G.O. Bonds, Fiscal 2015, Series A, 5.00% 2025	3,000	3,389
New York City G.O. Bonds, Fiscal 2015, Series C, 5.00% 2028	1,000	1,123
New York City G.O. Bonds, Fiscal 2017, Series C, 5.00% 2026	3,500	4,062
New York City G.O. Bonds, Fiscal 2017, Series C, 5.00% 2027	5,000	5,797
New York City G.O. Bonds, Fiscal 2017, Series C, 5.00% 2028	4,300	4,961
New York City G.O. Bonds, Fiscal 2018, Series A, 5.00% 2026	5,000	5,803

Limited Term Tax-Exempt Bond Fund of America — Page 22 of 38

unaudited

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	$2,000	$2,024
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,555
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	6,250	6,167
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-C-2-A, 2.35% 2022	7,500	7,445
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series C, 5.00% 2025	2,420	2,773
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series C, 5.00% 2027	5,000	5,672
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series B, 5.00% 2022	1,750	1,857
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series A-1, 5.00% 2022	1,305	1,411
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,414
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,500	2,590
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2023	2,195	2,402
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,029
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,622
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,262
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,396
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	5,535
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 20223,4	1,560	1,559
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2019	3,000	3,053
County of Suffolk, Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 4.00% 2021	3,505	3,668
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2020	2,000	2,067
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	4,000	4,241
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2020	2,500	2,577
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	1,250	1,310
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	2,000	2,132
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redev. Project), Series 2018, AMT, 5.00% 2025	10,000	11,017
Transportation Dev. Corp., Special Facs. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	1,045	1,129
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2008-C, 5.00% 2027 (preref. 2018)	5,615	5,622
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4D, (1-month USD-LIBOR x 0.67 + 0.58%) 2.098% 2031 (put 2018)1	2,000	2,001
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2021	5,000	5,327
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,670
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,000	2,290
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	4,510	5,153
		311,159
North Carolina 0.34%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	4,310	4,374
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	3,065	3,185
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	2,955	3,085
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,581
		13,225

Limited Term Tax-Exempt Bond Fund of America — Page 23 of 38

unaudited

Bonds, notes & other debt instruments North Dakota 0.66%	Principal amount (000)	Value (000)
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2023 (preref. 2021)	$1,435	$1,535
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	6,410	6,536
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	845	861
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	495	508
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	665	683
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	495	510
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	5,630	5,805
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,305	1,346
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	6,355	6,603
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	985	1,025
		25,412
Ohio 2.17%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	9,425	10,245
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,554
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,557
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	2,300	2,281
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2019	5,000	5,026
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2009-C, Assured Guaranty insured, 5.00% 2027	3,000	3,015
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,649
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,345	2,477
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	1,075	1,196
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2025	950	1,027
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2026	1,000	1,084
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2027	1,500	1,628
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,456
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,063
Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	7,000	8,156
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	5,360	5,558
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	4,070	4,163
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,815	9,188
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, AMT, Series 2017-B, 4.50% 2047	2,405	2,533
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	295	301
Kent State University, Rev. General Receipts Bonds, Series 2016, 4.00% 2024	5,000	5,343
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2023	1,295	1,419
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2023	1,000	1,090

Limited Term Tax-Exempt Bond Fund of America — Page 24 of 38

unaudited

Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	$850	$939
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	550
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,009
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Notes, Series 2017-B, (SIFMA Municipal Swap Index + 0.22%) 1.82% 20201	2,000	1,998
		83,505
Oklahoma 0.04%
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2021	1,355	1,439
Oregon 0.37%
Administrative Services Dept., Certs. of Part., Series 2009-A, 5.00% 2020 (preref. 2019)	2,500	2,539
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	975	995
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	800	827
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	6,640	6,899
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	1,900	2,022
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	1,000	1,045
		14,327
Pennsylvania 5.42%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,086
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2026	3,115	3,478
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,740	1,748
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,396
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2021	650	694
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2022	500	542
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2024	1,000	1,107
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2025	1,000	1,116
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2026	500	556
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,381
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,500	4,921
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,558
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	1,966
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	3,925
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	5,000	5,103
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2018	2,250	2,252
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	1,000	1,038

Limited Term Tax-Exempt Bond Fund of America — Page 25 of 38

unaudited

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	$1,625	$1,720
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2023	2,250	2,459
G.O. Rev. Ref. Bonds, Second Series 2009, 5.00% 2020	2,000	2,090
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	700	712
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	415	421
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	5,160	5,234
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	665	677
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	6,725	6,855
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	9,640	9,838
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	8,715	9,049
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	4,230	4,356
Industrial Dev. Auth., Temple University Rev. Bonds, Series 2016-1, 5.00% 2028	1,000	1,123
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2010, 5.00% 2019	2,000	2,038
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corporation Project), Series 2016-B, 1.80% 2027 (put 2022)	2,500	2,408
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,900	2,075
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.32% 2051 (put 2023)1	2,800	2,800
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2021	2,000	2,083
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2026	1,000	1,099
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1994-B, 2.55% 2029 (Put 2020)	1,025	1,021
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1999-A, 2.50% 2030 (put 2020)	3,000	2,989
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	4,000	3,985
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018 (escrowed to maturity)	935	936
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019 (escrowed to maturity)	975	1,010
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,567
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,065
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.607% 2028 (put 2024)1	7,000	7,144
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.619% 2048 (put 2022)1	2,075	2,076
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2022	1,300	1,405
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2023	1,100	1,205
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2025	1,700	1,905
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2026	2,950	3,323
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2023	1,000	1,076
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2024	2,000	2,169
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2025	2,000	2,182
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,019
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	5,000	5,523

Limited Term Tax-Exempt Bond Fund of America — Page 26 of 38

unaudited

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	$3,000	$3,344
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	3,240	3,229
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2019	1,000	1,012
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2021	2,000	2,113
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2022	2,250	2,414
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2023	4,250	4,535
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	1,000	1,029
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	2,840	2,982
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2022	5,355	5,729
Transportation Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,475	1,706
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,500	1,738
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.70%) 2.30% 20191	2,000	2,004
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.58% 20211	8,775	8,882
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.80%) 2.40% 2045 (put 2018)1	8,500	8,504
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2022	5,000	5,413
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,196
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2028	1,500	1,706
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	10,700	10,636
		208,676
Puerto Rico 0.10%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,845	3,950
Rhode Island 0.90%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	1,000	1,091
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	2,500	2,776
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2024	2,350	2,596
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	2,000	2,183
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,245
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	850	874
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032	625	639
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	3,235	3,285
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,003
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2018	800	801
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2019	900	923
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2020	1,250	1,305
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,482
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	3,000	3,005
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.00% 2026	4,000	3,815
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2019	400	410

Limited Term Tax-Exempt Bond Fund of America — Page 27 of 38

unaudited

Bonds, notes & other debt instruments Rhode Island (continued)	Principal amount (000)	Value (000)
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2025	$2,005	$2,070
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2026	4,000	4,097
		34,600
South Carolina 1.21%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	1,975	2,036
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	3,310	3,423
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,940	2,013
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	3,180	3,386
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	2,150	2,220
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.25% 2024 (preref. 2023)	3,120	3,514
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026	5,000	5,293
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	6,305	6,631
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	4,250	4,605
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	4,395	4,692
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,083
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2028	2,455	2,693
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,900	5,132
		46,721
South Dakota 0.37%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	420	421
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	410	421
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	265	273
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	925	955
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	1,110	1,134
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,150	10,367
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	660	673
		14,244
Tennessee 1.02%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2015-A, Series 2015-A, 3.50% 2045	650	662
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2011-1-A, AMT, 4.50% 2031	865	890
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	320	329
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	45	45
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	1,405	1,412
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	825	845
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	290	298
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	530	546
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	720	741
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	1,665	1,692
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	190	194
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	3,285	3,412
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 2042	3,305	3,420
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,450	2,543
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2019	1,000	1,004
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2020	1,220	1,257
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2022	3,320	3,567
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,092
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,553
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,527

Limited Term Tax-Exempt Bond Fund of America — Page 28 of 38

unaudited

Bonds, notes & other debt instruments Tennessee (continued)	Principal amount (000)	Value (000)
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2026 (preref. 2023)	$8,785	$9,729
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,659
		39,417
Texas 9.37%
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 2028	8,625	9,977
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	940	899
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,200	1,344
City of Austin, Water and Wastewater System Rev. Ref. Bonds (Travis, Williamson and Hays Counties), Series 2015-A, 5.00% 2022	2,800	3,085
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2025 (preref. 2023)	4,710	5,255
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2015, 5.00% 2021	1,500	1,608
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,039
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-B, 5.00% 2045 (put 2021)	1,900	1,948
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,110
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,124
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,694
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	2,015	2,028
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2027	3,000	3,492
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	1,490	1,684
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2009, 5.00% 2019	2,070	2,119
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026	1,000	1,076
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,430	1,502
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2021	2,500	2,627
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.00% 2021	1,000	1,077
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-E, AMT, 5.00% 2020	5,000	5,256
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	2,000	2,206
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	8,125	9,324
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	7,320	8,380
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	5,000	5,661
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	3,000	2,982
Frisco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2026	4,615	5,303
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,737
Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2023	7,000	7,653
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,850	3,205
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), Series 2008-D, 5.375% 2028 (preref. 2018)	2,000	2,003
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), Series 2015, (1-month USD-LIBOR x 0.70 + 0.80%) 3.056% 2045 (put 2020)1	13,000	13,001
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.50% 20221	1,885	1,914
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,726
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	4,000	4,531
County of Harris, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,285

Limited Term Tax-Exempt Bond Fund of America — Page 29 of 38

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 2.05% 20211	$3,075	$3,075
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,717
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2028	1,000	1,131
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,186
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,067
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2026	5,010	5,636
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.956% 2034 (put 2021)1	4,350	4,340
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	3,905	4,482
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	4,500	5,187
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2012-A, (SIFMA Municipal Swap Index + 0.90%) 2.50% 2034 (put 2020)1	7,500	7,542
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,010	2,266
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	3,275	3,415
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	270	273
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2020 (preref. 2019)	2,230	2,253
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,250	2,446
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,500	1,688
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)2	8,680	8,672
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	10,580	10,770
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2021	800	846
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2022	1,000	1,074
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,125
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-B, 5.00% 2019	5,000	5,078
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2026	835	959
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	2,250	2,533
Mansfield Independent School Dist., Unlimited Tax Rev.Ref. Bonds, Series 2010, 5.00% 2020	5,890	6,109
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Company Project), Series 1996, AMT, 1.75% 2030 (put 2020)	3,600	3,532
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.15% 20271	2,820	2,779
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	4,000	4,286
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,052
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2023	2,000	2,176
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	645	694
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	544
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	683
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,000	1,093
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	1,260	1,367
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	849

Limited Term Tax-Exempt Bond Fund of America — Page 30 of 38

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	$3,500	$3,479
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,011
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,256
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	5,400	5,400
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,081
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	2,000	2,201
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-C, (SIFMA Municipal Swap Index + 0.67%) 2.27% 2038 (put 2020)1	3,900	3,911
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,600	1,776
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,105
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	2,000	2,255
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2022	2,000	2,177
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2023	1,500	1,633
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	4,445	4,890
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,037
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	1,000	1,008
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	5,650	5,651
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	4,000	4,034
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	3,000	3,037
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,748
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,879
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	5,639
County of Tarrant, Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project), Series 2010-A, 4.50% 2022	500	512
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2020 (preref. 2019)	1,710	1,728
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2025 (preref. 2023)	1,585	1,766
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,250	1,437
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,103
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,219
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	7,500	8,423
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,620	3,020
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	2,500	2,842
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2024	1,665	1,875
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2025	1,255	1,432
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-J, 5.00% 2025	5,000	5,752
Water Dev. Board, State Revolving Rev. Fund, Rev. Bonds, Series 2018, 5.00% 2030	2,760	3,173
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	4,085	4,536

Limited Term Tax-Exempt Bond Fund of America — Page 31 of 38

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	$3,595	$4,024
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	6,935	8,082
		360,922
Utah 0.29%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	4,705	4,865
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	1,525	1,556
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019 (escrowed to maturity)	3,725	3,803
Transit Auth., Sales Tax Rev. Bonds, Series 2015-A, 5.00% 2025	1,000	1,143
		11,367
Vermont 0.22%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 2047	3,235	3,344
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	1,600	1,667
Student Assistance Corp., Education Loan Rev. Bonds, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 3.898% 20221,4	8	8
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	400	423
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	1,150	1,232
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	850	916
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	875	948
		8,538
Virginia 0.49%
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,500	6,315
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,439
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,000	991
		18,745
Washington 2.75%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 20203	3,000	2,980
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2020	5,000	5,251
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,024
Various Purpose G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,436
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,160
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	5,793
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2027	7,500	8,743
Various Purpose G.O. Rev. Ref. Bonds, Series 2013-R-C, 5.00% 2021	3,395	3,642
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	5,000	4,958
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.60% 2035 (put 2021)1	15,100	15,166
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.10%) 2.628% 2042 (put 2022)1	2,250	2,272
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026	1,000	1,105
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,074
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	2,000	2,321
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,298

Limited Term Tax-Exempt Bond Fund of America — Page 32 of 38

unaudited

Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019 (escrowed to maturity)	$2,350	$2,380
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	190	194
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2022	540	570
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2024	610	656
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2026	1,325	1,440
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	425	430
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	925	939
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.09% 2046 (put 2023)1	4,500	4,502
Port of Seattle, Intermediate Lien Rev. Bonds, Series 2017-C, AMT, 5.00% 2026	2,500	2,828
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2025	2,500	2,804
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2027	2,500	2,827
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	5,250	5,889
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	4,750	5,355
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	1,000	1,100
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), Series 2013, AMT, 5.00% 2022	1,000	1,082
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), Series 2013, AMT, 5.00% 2023	1,100	1,207
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2026	2,300	2,390
		105,816
West Virginia 0.54%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	6,250	6,194
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	2,900	2,834
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	998
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	5,200	5,151
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Company Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	4,000	3,971
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2029	1,335	1,500
		20,648
Wisconsin 3.31%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	9,250	10,104
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	13,789
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	11,891
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.15% 2054 (put 2023)1	5,200	5,202
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.25% 2054 (put 2024)1	4,000	4,002
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,310	5,258
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,721
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,122

Limited Term Tax-Exempt Bond Fund of America — Page 33 of 38

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	$1,000	$1,105
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021 (escrowed to maturity)	7,765	8,336
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2021 (escrowed to maturity)	1,200	1,289
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,797
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2026	1,170	1,301
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 20474	7,130	6,584
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	4,595	4,719
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,935	7,039
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	6,380	6,638
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	3,575	3,720
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2017-A, 1.95% 2047 (put 2020)	5,000	4,961
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,504
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,542
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,625
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,550	1,725
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	10,450	11,463
		127,437
Wyoming 0.09%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	495	497
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,815	2,898
		3,395
Total bonds, notes & other debt instruments (cost: $3,645,697,000)		3,617,122
Short-term securities 5.32%
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/26/2019	2,000	2,026
State of Colorado, Regents of the University of Colorado, University Enterprise Rev. Bonds, IAM Commercial Paper, Series 2018-A-1, 1.65% 11/1/2018	4,000	4,000
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper (Yale University Issue), Series 2018-S-2, 1.67% 11/7/2018	6,000	6,000
State of Connecticut, Health and Educational Facs. Auth., IAM Commercial Paper, Series 2018-S-1, 1.67% 11/6/2018	4,180	4,180
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.375% 2048 (put 2019)	3,000	3,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.68% 20441	5,000	5,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A 1.75% 11/19/2018	4,000	4,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 1.71% 11/2/2018	14,000	14,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 1.72% 11/1/2018	3,000	3,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-B 1.70% 11/7/2018	5,000	5,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	15,000	15,154
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	8,000	8,107
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.75% 2034 (put 2019)	4,000	4,001
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.67% 20421	7,240	7,240
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.67% 20301	4,545	4,545

Limited Term Tax-Exempt Bond Fund of America — Page 34 of 38

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.71% 20351	$5,000	$5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 1.67% 20351	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.71% 20301	14,000	14,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.67% 20351	2,000	2,000
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.125% 2022 (put 2019)	1,600	1,599
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	8,500	8,624
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.70% 20501	5,000	5,000
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.68% 20381	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 1.30% 20351	4,000	4,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010, Series G-5, 1.68% 20341	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 1-C, 1.68% 20221	9,095	9,095
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.69% 20331	9,905	9,905
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 2.05% 2044 (put 2019)	10,250	10,250
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.71% 20341	1,525	1,525
State of Texas, City of Houston, Anticipation Rev. and Tax Notes, Series 2018, 4.00% 6/28/2019	5,000	5,065
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.67% 20401	12,400	12,400
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	3,000	3,047
State of Texas, University of Texas, IAM Commercial Paper, Series 2018, 1.68% 11/2/2018	10,000	10,000
State of Texas, University of Texas, IAM Commercial Paper, Series 2018-A, 1.75% 12/13/2018	5,000	5,000
Total short-term securities (cost: $205,124,000)		205,063
Total investment securities 99.25% (cost: $3,850,821,000)		3,822,185
Other assets less liabilities 0.75%		28,763
Net assets 100.00%		$3,850,948

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount5 (000)	Value at 10/31/20186 (000)	Unrealized depreciation at 10/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	300	January 2019	$60,000	$63,197	$(178)
5 Year U.S. Treasury Note Futures	Long	495	January 2019	49,500	55,629	(473)
						$(651)

Limited Term Tax-Exempt Bond Fund of America — Page 35 of 38

unaudited

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Step bond; coupon rate may change at a later date.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,978,000, which represented .57% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Notional amount is calculated based on the number of contracts and notional contract size.
6	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $82,967,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Limited Term Tax-Exempt Bond Fund of America — Page 36 of 38

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments	$—	$3,617,122	$—	$3,617,122
Short-term securities	—	205,063	—	205,063
Total	$—	$3,822,185	$—	$3,822,185

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(651)	$—	$—	$(651)

*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars

Limited Term Tax-Exempt Bond Fund of America — Page 37 of 38

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2018 Capital Group. All rights reserved.

MFGEFPX-043-1218O-S66103	Limited Term Tax-Exempt Bond Fund of America — Page 38 of 38

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 28, 2018